CAPITAL STOCK - Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares shares	Dec. 31, 2022 Share $ / shares shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number, beginning of period	2,570,000	3,270,000
Granted	0	0
Exercised	0	0
Forefeited/Expired	(910,000)	(700,000)
Number, end of period	1,660,000	2,570,000
Total exercisable, beginning of period	2,570,000	2,953,333
Granted | shares	0	0
Exercised | shares	0	0
Forfeited/Expired | shares	(910,000)	(700,000)
Total exercisable, end of period	1,660,000	2,570,000
Expire July 6, 2022 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares		$ 0.9
Number, beginning of period	0	50,000
Granted		0
Exercised		0
Forefeited/Expired		(50,000)
Number, end of period		0
Expire November 28, 2022 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares		$ 0.3
Number, beginning of period	0	650,000
Granted		0
Exercised		0
Forefeited/Expired		(650,000)
Number, end of period		0
Expire April 17, 2023 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.57	$ 0.57
Number, beginning of period	200,000	200,000
Granted	0	0
Exercised	0	0
Forefeited/Expired	(200,000)	0
Number, end of period	0	200,000
Expire August 20, 2023 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.5	$ 0.5
Number, beginning of period	700,000	700,000
Granted	0	0
Exercised	0	0
Forefeited/Expired	(700,000)	0
Number, end of period	0	700,000
Expire May 17, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 1.45	$ 1.45
Number, beginning of period	10,000	10,000
Granted	0	0
Exercised	0	0
Forefeited/Expired	(10,000)	0
Number, end of period	0	10,000
Expire August 19, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.78	$ 0.78
Number, beginning of period	700,000	700,000
Granted	0	0
Exercised	0	0
Forefeited/Expired	0	0
Number, end of period	700,000	700,000
Expire November 8, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.82	$ 0.82
Number, beginning of period	10,000	10,000
Granted	0	0
Exercised	0	0
Forefeited/Expired	0	0
Number, end of period	10,000	10,000
Expire February 11, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.76	$ 0.76
Number, beginning of period	200,000	200,000
Granted	0	0
Exercised	0	0
Forefeited/Expired	0	0
Number, end of period	200,000	200,000
Expire August 18, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.75	$ 0.75
Number, beginning of period	750,000	750,000
Granted	0	0
Exercised	0	0
Forefeited/Expired	0	0
Number, end of period	750,000	750,000